LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
Schedule of maturity of Operating Lease liability	Maturity of Operating Lease Liability 2024 82,319 2025 243,175 2026 179,151 2027 and thereafter 300,301 Total undiscounted operating lease payments $804,946 Less: Imputed interest (95,366)Present value of operating lease liabilities $709,580	Maturity of Operating Lease Liability 2024 350,428 2025 264,420 2026 199,155 2027 and thereafter 541,818 Total undiscounted operating lease payments $1,355,821 Less: Imputed interest (225,392)Present value of operating lease liabilities $1,130,429
Schedule of maturity of finance lease liability	Maturity of Lease Liability 2024 9,039 2025 12,892 2026 3,712 Total undiscounted finance lease payments $25,643 Less: Imputed interest (910)Present value of finance lease liabilities $24,733	Maturity of Lease Liability 2024 28,420 2025 5,337 Total undiscounted finance lease payments $33,757 Less: Imputed interest (1,274)Present value of finance lease liabilities $32,483